SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning of year	10,704	14,991	14,991
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.32	$ 1.09	$ 1.09
Number of Options, Granted		15
Weighted Average Exercise Price, Granted		$ 5.10
Number of Options, Forfeited/ Expired	(189)	(19)
Weighted Average Exercise Price, Forfeited/ Expired	$ 0.13	$ 0.92
Number of Options, Exercised	(155)	(486)
Weighted Average Exercise Price, Exercised	$ 0.67	$ 0.69
Number of Options, Outstanding at end of period	10,360	14,501	10,704
Weighted Average Exercise Price, Outstanding at end of period	$ 1.34	$ 1.11	$ 1.32
Number of Options, Exercisable at end of period	8,968	11,729
Weighted Average Exercise Price, Exercisable at end of period	$ 1.29	$ 0.99